RESTATEMENT OF COMBINED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2016
RESTATEMENT OF COMBINED STATEMENTS OF CASH FLOWS
Schedule of table for the restatement of combined statements of cash flows

	Year Ended
	December 31, 2016
		As
		Previously
	As Restated	Reported
	(in millions)
Combined Statements of Cash Flows:
Cash Flows from Operating Activities:
Accounts payable	17	55
Net cash provided by (used in) operating activities from discontinued operations(1)	17	—
Net cash provided by (used in) operating activities	97	143
Cash Flows from Investing Activities
Net (advances to) payments from affiliates	(5)	—
Net cash provided by (used in) investing activities from discontinued operations(2)	(22)	—
Net cash (used in) provided by investing activities	(118)	(101)
Cash Flows from Financing Activities:
Net borrowings from affiliate accounts payable	47	—
Net change in parent company investment	—	(17)
Net cash provided by (used in) financing activities from discontinued operations(3)	(2)	—
Net cash provided by (used in) financing activities	30	(33)

	Year Ended
	December 31, 2015
		As
		Previously
	As Restated	Reported
	(in millions)
Combined Statements of Cash Flows:
Cash Flows from Operating Activities:
Accounts payable	5	242
Net cash provided by (used in) operating activities from discontinued operations(1)	(6)	—
Net cash provided by (used in) operating activities	(63)	203
Cash Flows from Investing Activities
Net (advances to) payables from affiliates	97	—
Net cash provided by (used in) investing activities from discontinued operations(2)	(39)	—
Net cash (used in) provided by investing activities	(139)	(205)
Cash Flows from Financing Activities:
Net borrowings on affiliate accounts payable	194	—
Net change in parent company investment	—	4
Net cash provided by (used in) financing activities from discontinued operations(3)	9	—
Net cash provided by (used in) financing activities	194	(6)

	Year Ended
	December 31, 2014
		As
	As	Previously
	Restated	Reported
	(in millions)
Combined Statements of Cash Flows:
Cash Flows from Operating Activities:
Accounts payable	29	174
Net cash provided by (used in) operating activities from discontinued operations(1)	8	—
Net cash provided by (used in) operating activities	(63)	100
Cash Flows from Investing Activities
Net (advances to) payables from affiliates	100	—
Net cash provided by (used in) investing activities from discontinued operations(2)	(23)	—
Net cash (used in) provided by investing activities	29	(54)
Cash Flows from Financing Activities:
Net borrowings on affiliate accounts payable	53	—
Net change in parent company investment	—	(27)
Net cash provided by (used in) financing activities from discontinued operations(3)	(1)	—
Net cash provided by financing activities	52	(28)
(1)

Total effect of the error was $(7) million, $(33) million, and $(19) million for the net cash provided by (used in) operating activities from discontinued operations for the years ended December 31, 2016, 2015, and 2014, respectively.

(2)

Total effect of the error was $(12) million, $(31) million, and $(17) million for the net cash provided by (used in) investing activities from discontinued operations for the years ended December 31, 2016, 2015, and 2014, respectively.

(3)

Total effect of the error was $5 million, $(2) million, and $(2) million for the net cash provided by (used in) financing activities from discontinued operations for the years ended December 31, 2016, 2015, and 2014, respectively.